(California Limited-Term Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (California Limited-Term Tax-Free Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.40% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (California Limited-Term Tax-Free Fund)		Class A	Class C
Management Fees		0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.85%	1.60%
Fee Waivers		0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.81%	1.56%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (California Limited-Term Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	281	462	658	1,224
Class C	259	501	867	1,897

Expense Example, No Redemption (California Limited-Term Tax-Free Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Municipal Income Funds - Retail)	159	501	867	1,897

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009   +3.17%

Lowest Quarter:  2nd Quarter 2004   -1.37%

Year-to-date total return as of 9/30/2012 is +2.93%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (California Limited-Term Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Nov. 18, 1992	1.38%	2.93%	3.01%
Class A (after taxes on distributions)	Nov. 18, 1992	1.38%	2.93%	2.98%
Class A (after taxes on distributions and the sale of Fund Shares)	Nov. 18, 1992	1.86%	2.96%	2.98%
Class C	Aug. 30, 2002	2.71%	2.78%	2.53%
Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		4.27%	4.51%	3.81%
Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)		4.19%	4.50%	3.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(California Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and California individual income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (California Tax-Free Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (California Tax-Free Fund)		Class A	Class B	Class C
Management Fees		0.34%	0.34%	0.34%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses		0.82%	1.57%	1.57%
Fee Waivers		0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.75%	1.50%	1.50%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (California Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	523	693	878	1,412
Class B	653	789	1,049	1,565
Class C	253	489	849	1,861

Expense Example, No Redemption (California Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	153	489	849	1,565
Class C	153	489	849	1,861

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +8.26%

Lowest Quarter:  4th Quarter 2010   -4.71%

Year-to-date total return as of 9/30/2012 is +8.10%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (California Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Oct. 06, 1988	6.15%	3.22%	4.24%
Class A (after taxes on distributions)	Oct. 06, 1988	6.12%	3.19%	4.15%
Class A (after taxes on distributions and the sale of Fund Shares)	Oct. 06, 1988	5.50%	3.34%	4.21%
Class B	Dec. 15, 1997	5.41%	3.09%	4.16%
Class C	Jul. 01, 1993	9.42%	3.41%	3.92%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.28%	5.04%	5.32%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Colorado Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and Colorado individual income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Colorado Tax-Free Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Colorado Tax-Free Fund)		Class A	Class B	Class C
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.92%	1.67%	1.67%
Fee Waivers		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%	1.61%	1.61%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class B and 1.60% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Colorado Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	534	724	931	1,525
Class B	664	821	1,102	1,678
Class C	264	521	902	1,971

Expense Example, No Redemption (Colorado Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	164	521	902	1,678
Class C	164	521	902	1,971

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Colorado Municipal Securities Risk. Colorado's economy is based on information, professional and technical services, communications, transportation, tourism, national resources and mining, and manufacturing. Certain obligations of Colorado state and local public entities are subject to particular economic risks, such as the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +6.78%

Lowest Quarter:  4th Quarter 2010   -4.32%

Year-to-date total return as of 9/30/2012 is +6.84%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Colorado Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 31, 1995	4.22%	2.78%	3.95%
Class A (after taxes on distributions)	Jul. 31, 1995	4.22%	2.77%	3.95%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 31, 1995	4.18%	2.96%	4.00%
Class B	Aug. 02, 1993	3.32%	2.60%	3.88%
Class C	Mar. 31, 2008	7.43%	2.93%	3.48%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.29%	5.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Intermediate Tax/AMT-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Intermediate Tax/AMT-Free Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $500,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 0.50% if redeemed within 12 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Intermediate Tax/AMT-Free Fund)		Class A	Class C
Management Fees		0.33%	0.33%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses		0.82%	1.57%
Fee Waivers		0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	1.45%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Intermediate Tax/AMT-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	369	542	730	1,272
Class C	248	484	844	1,857

Expense Example, No Redemption (Intermediate Tax/AMT-Free Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Municipal Income Funds - Retail)	148	484	844	1,857

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT);

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal AMT. Some of the securities may be below investment grade or unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +7.00%

Lowest Quarter:  4th Quarter 2008   -4.27%

Year-to-date total return as of 9/30/2012 is +5.60%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Intermediate Tax/AMT-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 31, 2007	6.06%	4.28%	4.96%
Class A (after taxes on distributions)	Jul. 31, 2007	6.02%	4.25%	4.85%
Class A (after taxes on distributions and the sale of Fund Shares)	Jul. 31, 2007	5.10%	4.16%	4.74%
Class C	Jul. 31, 2007	7.52%	4.14%	4.51%
Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)		8.80%	5.48%	5.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Minnesota Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Minnesota Tax-Free Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Minnesota Tax-Free Fund)		Class A	Class B	Class C
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses		0.89%	1.64%	1.64%
Fee Waivers		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%	1.60%	1.60%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Minnesota Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	533	717	917	1,493
Class B	663	813	1,088	1,646
Class C	263	513	888	1,940

Expense Example, No Redemption (Minnesota Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	163	513	888	1,646
Class C	163	513	888	1,940

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Minnesota individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Minnesota Municipal Securities Risk. Minnesota's economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +5.82%

Lowest Quarter:  4th Quarter 2010   -3.71%

Year-to-date total return as of 9/30/2012 is +5.32%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Minnesota Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 12, 1988	4.81%	3.55%	4.25%
Class A (after taxes on distributions)	Jan. 12, 1988	4.59%	3.48%	4.18%
Class A (after taxes on distributions and the sale of Fund Shares)	Jan. 12, 1988	4.69%	3.59%	4.21%
Class B	Aug. 06, 1993	3.93%	3.38%	4.18%
Class C	Apr. 08, 2005	7.93%	3.74%	3.94%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.47%	5.49%	5.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Municipal Bond Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Municipal Bond Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Municipal Bond Fund)		Class A	Class B	Class C
Management Fees		0.31%	0.31%	0.31%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		0.80%	1.55%	1.55%
Fee Waivers		0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.75%	1.50%	1.50%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Municipal Bond Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	523	689	870	1,391
Class B	653	785	1,040	1,544
Class C	253	485	840	1,841

Expense Example, No Redemption (Municipal Bond Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	153	485	840	1,544
Class C	153	485	840	1,841

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

  up to 20% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +9.76%

Lowest Quarter:  4th Quarter 2008   -8.40%

Year-to-date total return as of 9/30/2012 is +8.50%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Municipal Bond Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Apr. 08, 2005	5.13%	4.13%	5.45%
Class A (after taxes on distributions)	Apr. 08, 2005	5.06%	4.01%	5.38%
Class A (after taxes on distributions and the sale of Fund Shares)	Apr. 08, 2005	4.76%	4.05%	5.27%
Class B	Apr. 08, 2005	4.29%	3.98%	5.41%
Class C	Apr. 08, 2005	8.29%	4.30%	5.17%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(North Carolina Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (North Carolina Tax-Free Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (North Carolina Tax-Free Fund)		Class A	Class C
Management Fees		0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.55%	0.55%
Total Annual Fund Operating Expenses		0.90%	1.65%
Fee Waivers		0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.85%	1.60%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (North Carolina Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	533	719	921	1,504
Class C	263	515	892	1,950

Expense Example, No Redemption (North Carolina Tax-Free Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Municipal Income Funds - Retail)	163	515	892	1,950

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and North Carolina individual income tax. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment-grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

North Carolina Municipal Securities Risk. Events in North Carolina are likely to affect a Fund's investments in North Carolina municipal securities. Although North Carolina has a relatively diverse economy, its economy relies significantly on agriculture, finance, technology, research and the manufacturing of textiles, paper and electrical equipment. Adverse conditions affecting any of these areas could have a disproportionate impact on North Carolina municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +6.55%

Lowest Quarter:  4th Quarter 2010   -4.57%

Year-to-date total return as of 9/30/2012 is +6.55%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (North Carolina Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jan. 11, 1993	4.61%	2.58%	3.50%
Class A (after taxes on distributions)	Jan. 11, 1993	4.59%	2.56%	3.37%
Class A (after taxes on distributions and the sale of Fund Shares)	Jan. 11, 1993	4.23%	2.72%	3.42%
Class C	Mar. 27, 2002	7.73%	2.76%	3.22%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.13%	5.58%	5.49%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Pennsylvania Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Pennsylvania Tax-Free Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Pennsylvania Tax-Free Fund)		Class A	Class B	Class C
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses		0.88%	1.63%	1.63%
Fee Waivers		0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.74%	1.49%	1.49%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Pennsylvania Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	522	705	903	1,473
Class B	652	801	1,073	1,626
Class C	252	501	873	1,921

Expense Example, No Redemption (Pennsylvania Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	152	501	873	1,626
Class C	152	501	873	1,921

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Pennsylvania individual income tax. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009   +9.17%

Lowest Quarter:  4th Quarter 2008   -4.89%

Year-to-date total return as of 9/30/2012 is +7.19%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Pennsylvania Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Dec. 27, 1990	5.62%	3.39%	3.97%
Class A (after taxes on distributions)	Dec. 27, 1990	5.61%	3.37%	3.87%
Class A (after taxes on distributions and the sale of Fund Shares)	Dec. 27, 1990	5.03%	3.46%	3.89%
Class B	Feb. 01, 1993	4.68%	3.19%	3.96%
Class C	Feb. 01, 1993	8.67%	3.54%	3.72%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.47%	5.43%	5.43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Short-Term Municipal Bond Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Short-Term Municipal Bond Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Short-Term Municipal Bond Fund)		Class A	Class C
Management Fees		0.30%	0.30%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		0.78%	1.53%
Fee Waivers		0.18%	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.60%	1.35%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Short-Term Municipal Bond Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	260	427	607	1,130
Class C	237	466	817	1,808

Expense Example, No Redemption (Short-Term Municipal Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Municipal Income Funds - Retail)	137	466	817	1,808

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT;

  up to 15% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class C as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[1]

Highest Quarter: 1st Quarter 2009   +3.15%

Lowest Quarter:  4th Quarter 2008   -2.25%

Year-to-date total return as of 9/30/2012 is +1.50%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)	[2]
Average Annual Total Returns (Short-Term Municipal Bond Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul. 18, 2008	1.17%	3.30%	3.51%
Class C	Jan. 31, 2003	1.47%	2.90%	2.74%
Class C (after taxes on distributions)	Jan. 31, 2003	1.44%	2.88%	2.73%
Class C (after taxes on distributions and the sale of Fund Shares)	Jan. 31, 2003	1.54%	2.83%	2.71%
Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.51%	3.67%	3.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

(Strategic Municipal Bond Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Strategic Municipal Bond Fund)	Class A		Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	5.00%	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Strategic Municipal Bond Fund)		Class A	Class B	Class C
Management Fees		0.34%	0.34%	0.34%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		0.83%	1.58%	1.58%
Fee Waivers		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.82%	1.57%	1.57%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Strategic Municipal Bond Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	530	702	889	1,428
Class B	660	798	1,059	1,582
Class C	260	498	859	1,877

Expense Example, No Redemption (Strategic Municipal Bond Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	160	498	859	1,582
Class C	160	498	859	1,877

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 35% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009   +2.42%

Lowest Quarter:  4th Quarter 2008   -1.00%

Year-to-date total return as of 9/30/2012 is +3.60%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Strategic Municipal Bond Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Dec. 01, 1994	0.34%	2.49%	2.97%
Class A (after taxes on distributions)	Dec. 01, 1994	0.29%	2.48%	2.66%
Class A (after taxes on distributions and the sale of Fund Shares)	Dec. 01, 1994	1.24%	2.58%	2.69%
Class B	Mar. 21, 1985	(0.68%)	2.30%	2.94%
Class C	Aug. 18, 1997	3.31%	2.66%	2.70%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(Ultra Short-Term Municipal Income Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, consistent with capital preservation.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Ultra Short-Term Municipal Income Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Ultra Short-Term Municipal Income Fund)		Class A	Class C
Management Fees		0.28%	0.28%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.47%	0.47%
Total Annual Fund Operating Expenses		0.75%	1.50%
Fee Waivers		0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.67%	1.42%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Ultra Short-Term Municipal Income Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	267	427	601	1,104
Class C	245	466	811	1,784

Expense Example, No Redemption (Ultra Short-Term Municipal Income Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Municipal Income Funds - Retail)	145	466	811	1,784

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax (AMT);

  up to 20% of the Fund's total assets in securities that pay interest subject to federal AMT; and

  up to 10% of the Fund's total assets in below investment-grade municipal securities.

We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 1st Quarter 2009   +2.36%

Lowest Quarter:  4th Quarter 2004   -0.12%

Year-to-date total return as of 9/30/2012 is +0.86%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)
Average Annual Total Returns (Ultra Short-Term Municipal Income Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Oct. 02, 2000	(0.74%)	2.54%	2.25%
Class A (after taxes on distributions)	Oct. 02, 2000	(0.75%)	2.52%	2.24%
Class A (after taxes on distributions and the sale of Fund Shares)	Oct. 02, 2000	(0.05%)	2.55%	2.29%
Class C	Mar. 31, 2008	(0.26%)	2.21%	1.86%
Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		1.58%	3.03%	2.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

(Wisconsin Tax-Free Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 85 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 71 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Municipal Income Funds - Retail) (Wisconsin Tax-Free Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Municipal Income Funds - Retail) (Wisconsin Tax-Free Fund)		Class A	Class C
Management Fees		0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.57%	0.57%
Total Annual Fund Operating Expenses		0.92%	1.67%
Fee Waivers		0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	1.45%
[1]	The Adviser has committed through October 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wisconsin Tax-Free Fund) (Municipal Income Funds - Retail) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	518	709	916	1,511
Class C	248	505	887	1,958

Expense Example, No Redemption (Wisconsin Tax-Free Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C (Municipal Income Funds - Retail)	148	505	887	1,958

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

  up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT;

  up to 10% of the Fund's total assets in below investment-grade municipal securities; and

  up to 10% of the Fund's total assets in inverse floaters.

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy, we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 20 years.

We may invest up to 10% of the Fund's total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund's investment in inverse floaters to an amount equal to 10% of the Fund's total assets.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. The interest payment received on inverse floating rate securities generally will decrease when specified short-term interest rates increase. Inverse floaters are derivative debt instruments that involve leverage, which may magnify the Fund's gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Puerto Rico Municipal Securities Risk. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Wisconsin Municipal Securities Risk. Wisconsin's economy relies significantly on its dairy products, motor vehicles, paper products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class C as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)	[1]

Highest Quarter: 3rd Quarter 2002   +4.31%

Lowest Quarter:  4th Quarter 2010   -2.50%

Year-to-date total return as of 9/30/2012 is +3.72%

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)	[2]
Average Annual Total Returns (Wisconsin Tax-Free Fund) (Municipal Income Funds - Retail)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Mar. 31, 2008	2.97%	3.50%	4.36%
Class C	Dec. 26, 2002	6.06%	3.65%	4.04%
Class C (after taxes on distributions)	Dec. 26, 2002	6.01%	3.55%	3.93%
Class C (after taxes on distributions and the sale of Fund Shares)	Dec. 26, 2002	4.94%	3.45%	3.85%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		10.70%	5.22%	5.38%
Barclays Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		9.53%	5.67%	5.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

[1]	Performance shown reflects calendar year total returns for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.
[2]	Performance shown reflects returns after taxes on distributions and after taxes on distributions and sale of Fund shares for Class C shares, rather than Class A shares, because Class C shares have the longest period of annual returns.